First Trust Capital Strength ETF Investment Objectives and Goals - First Trust Capital Strength ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Capital Strength® ETF (FTCS)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Capital Strength® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called The Capital StrengthTM Index (the “Index”).